Schedule of Investments (unaudited)
March 31, 2022
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
Airbus SE(a)	414,710	$ 50,042,431
BAE Systems PLC, ADR	1,150,341	43,333,345
		93,375,776
Automobiles — 3.0%
General Motors Co.(a)	1,458,520	63,795,665
Banks — 10.7%
Citigroup, Inc.	1,133,903	60,550,420
First Citizens BancShares, Inc., Class A	71,307	47,461,939
M&T Bank Corp.	208,870	35,403,465
Wells Fargo & Co.	1,680,100	81,417,646
		224,833,470
Biotechnology — 0.6%
Biogen, Inc.(a)	59,370	12,503,322
Communications Equipment — 2.6%
Cisco Systems, Inc.	995,886	55,530,603
Consumer Finance — 1.7%
Capital One Financial Corp.	276,928	36,357,877
Containers & Packaging — 2.1%
Sealed Air Corp.	655,625	43,900,650
Diversified Financial Services — 2.1%
Apollo Global Management, Inc.	714,088	44,266,315
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	666,700	33,961,698
Health Care Equipment & Supplies — 4.3%
DENTSPLY SIRONA, Inc.	838,021	41,247,394
Zimmer Biomet Holdings, Inc.	379,166	48,495,331
		89,742,725
Health Care Providers & Services — 9.2%
Anthem, Inc.	127,311	62,537,709
Cigna Corp.	227,204	54,440,351
Humana, Inc.	66,840	29,086,763
Laboratory Corp. of America Holdings(a)	181,785	47,929,433
		193,994,256
Household Durables — 1.7%
Panasonic Corp.	3,739,500	36,318,321
Household Products — 1.1%
Reckitt Benckiser Group PLC	287,252	21,913,295
Insurance — 5.1%
American International Group, Inc.	974,276	61,155,304
Fidelity National Financial, Inc.	944,520	46,130,357
		107,285,661
Interactive Media & Services — 1.2%
Meta Platforms, Inc., Class A(a)	109,160	24,272,818
IT Services — 5.1%
Fiserv, Inc.(a)(b)	528,128	53,552,179
FleetCor Technologies, Inc.(a)	218,743	54,480,132
		108,032,311
Machinery — 2.1%
Komatsu Ltd.	1,867,700	44,872,453
Media — 2.7%
Comcast Corp., Class A	686,460	32,140,057
Discovery, Inc., Class A(a)(b)	1,010,721	25,187,168
		57,327,225
Security	Shares	Value
Metals & Mining — 1.5%
Steel Dynamics, Inc.	363,422	$ 30,320,297
Multiline Retail — 2.5%
Dollar Tree, Inc.(a)	321,427	51,476,534
Multi-Utilities — 2.0%
Sempra Energy	246,460	41,434,855
Oil, Gas & Consumable Fuels — 7.9%
BP PLC, ADR	1,346,058	39,574,105
ConocoPhillips	432,107	43,210,700
EQT Corp.	1,596,485	54,935,049
Hess Corp.	256,130	27,416,155
		165,136,009
Personal Products — 1.8%
Unilever PLC, ADR	848,827	38,681,046
Pharmaceuticals — 5.0%
Bayer AG, Registered Shares	684,100	46,791,821
Sanofi, ADR	1,149,781	59,029,757
		105,821,578
Professional Services — 2.6%
CACI International, Inc., Class A(a)(b)	183,218	55,196,255
Real Estate Management & Development — 1.4%
Howard Hughes Corp.(a)(b)	291,024	30,152,997
Software — 3.3%
CDK Global, Inc.	701,748	34,161,093
SS&C Technologies Holdings, Inc.	460,641	34,557,288
		68,718,381
Specialty Retail — 2.0%
Ross Stores, Inc.	453,460	41,019,992
Technology Hardware, Storage & Peripherals — 2.1%
Western Digital Corp.(a)	884,720	43,926,348
Textiles, Apparel & Luxury Goods — 2.3%
Ralph Lauren Corp.	431,969	49,002,563
Tobacco — 1.6%
British American Tobacco PLC, ADR	810,547	34,172,662
Wireless Telecommunication Services — 2.4%
Rogers Communications, Inc., Class B	872,954	49,410,251
Total Long-Term Investments — 99.7% (Cost: $1,783,786,575)		2,096,754,209

Schedule of Investments (unaudited)  (continued)
March 31, 2022
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	9,174,223	$ 9,174,223
SL Liquidity Series, LLC, Money Market Series, 0.42%(e)	24,157,322	24,150,075
Total Short-Term Securities — 1.6% (Cost: $33,320,208)		33,324,298
Total Investments — 101.3% (Cost: $1,817,106,783)		2,130,078,507
Liabilities in Excess of Other Assets — (1.3)%		(27,270,238)
Net Assets — 100.0%		$ 2,102,808,269
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 19,464,740	$ —	$ (10,290,517)(a)	$ —	$ —	$ 9,174,223	9,174,223	$ 1,015	$ —
SL Liquidity Series, LLC, Money Market Series	—	24,160,430(a)	—	(14,445)	4,090	24,150,075	24,157,322	52,626(b)	—
				$ (14,445)	$ 4,090	$ 33,324,298		$ 53,641	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
March 31, 2022
BlackRock Large Cap Focus Value Fund, Inc.
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 43,333,345	$ 50,042,431	$ —	$ 93,375,776
Automobiles	63,795,665	—	—	63,795,665
Banks	224,833,470	—	—	224,833,470
Biotechnology	12,503,322	—	—	12,503,322
Communications Equipment	55,530,603	—	—	55,530,603
Consumer Finance	36,357,877	—	—	36,357,877
Containers & Packaging	43,900,650	—	—	43,900,650
Diversified Financial Services	44,266,315	—	—	44,266,315
Diversified Telecommunication Services	33,961,698	—	—	33,961,698
Health Care Equipment & Supplies	89,742,725	—	—	89,742,725
Health Care Providers & Services	193,994,256	—	—	193,994,256
Household Durables	—	36,318,321	—	36,318,321
Household Products	—	21,913,295	—	21,913,295
Insurance	107,285,661	—	—	107,285,661
Interactive Media & Services	24,272,818	—	—	24,272,818
IT Services	108,032,311	—	—	108,032,311
Machinery	—	44,872,453	—	44,872,453
Media	57,327,225	—	—	57,327,225
Metals & Mining	30,320,297	—	—	30,320,297
Multiline Retail	51,476,534	—	—	51,476,534
Multi-Utilities	41,434,855	—	—	41,434,855
Oil, Gas & Consumable Fuels	165,136,009	—	—	165,136,009
Personal Products	38,681,046	—	—	38,681,046
Pharmaceuticals	59,029,757	46,791,821	—	105,821,578
Professional Services	55,196,255	—	—	55,196,255
Real Estate Management & Development	30,152,997	—	—	30,152,997
Software	68,718,381	—	—	68,718,381
Specialty Retail	41,019,992	—	—	41,019,992
Technology Hardware, Storage & Peripherals	43,926,348	—	—	43,926,348
Textiles, Apparel & Luxury Goods	49,002,563	—	—	49,002,563
Tobacco	34,172,662	—	—	34,172,662
Wireless Telecommunication Services	49,410,251	—	—	49,410,251
Short-Term Securities
Money Market Funds	9,174,223	—	—	9,174,223
	$ 1,905,990,111	$ 199,938,321	$ —	2,105,928,432
Investments valued at NAV(a)				24,150,075
				$ 2,130,078,507
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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